Junior Subordinated Debentures (Details) - Junior Subordinated Debt [Member] - Capital Securities [Member] $ in Millions		12 Months Ended
	Sep. 21, 2006 USD ($)	Dec. 31, 2022 QuarterlyPeriods	Dec. 31, 2021
Debt Instrument [Line Items]
Repurchase of Subordinated Debentures | $	$ 5.2
Annual Distribution Rate			1.90%
Floating basis spread on variable rate		6.47%
Debt Instrument, Rights to Defer Interest Payments, Consecutive Quarterly Periods | QuarterlyPeriods		20